LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Current Loans [Abstract]
Total Current loans	$ 1,722,087		$ 681,225
Non Current Loans [Abstract]
Total non current loans	31,860,717		31,003,715
Total	33,582,804	[1]	31,684,940	[1]	$ 10,218,503
Issuance expenses	97,840		185,243
2018 Notes [Member]
Current Loans [Abstract]
Total Current loans	336,881		349,375
Non Current Loans [Abstract]
Total non current loans	29,847,160		28,789,009
Total	30,184,041
Pre-export Finance [Member]
Current Loans [Abstract]
Total Current loans	1,021,325		0
Non Current Loans [Abstract]
Total	1,021,325
Financial Lease [Member]
Current Loans [Abstract]
Total Current loans	363,881		331,850
Non Current Loans [Abstract]
Total non current loans	2,013,557		$ 2,214,706
Total	$ 2,377,438

[1]	Net of issuance expenses of Ps. 97,840 and Ps. 185,243 as of December 31, 2019 and 2018, respectively.